Lease Liabilities - Schedule of lease obligations over next five fiscal years (Details) $ in Thousands	Jul. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 78,370
2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	6,155
2023 - 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	11,858
2025 - 2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	10,835
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 49,522